Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Tax losses and research and development tax credits	$ 522.0	$ 549.0
Share-based compensation	58.0	41.0
Lease liabilities	28.0	25.0
Fixed assets	25.0	21.0
Other	28.0	38.0
Total gross deferred tax assets	661.0	674.0
Less: Valuation allowance	(11.3)	(26.4)
Total deferred tax assets, net of valuation allowance	650.0	648.0
Deferred income	(213.0)	(206.0)
Outside basis differences	(44.0)	(52.0)
Right-of-use assets	(23.0)	(23.0)
Acquired intangibles	(6.0)	(6.0)
Other	(28.0)	(1.0)
Total deferred tax liabilities	(314.0)	(288.0)
Net deferred tax assets (liabilities)	$ 336.0	$ 360.0